Significant Accounting Policies: Advertising, Policy (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Advertising, Policy

Advertising

The Company conducts advertising for the promotion of its services. In accordance with ASC Topic 720-35-25, advertising costs are charged to operations when incurred. Advertising costs aggregated $111,495, $107,215 and $300,927 for the years ended December 31, 2013, 2012 and 2011, respectively.